STATEMENTS OF INCOME (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
REVENUES
Royalties under amended lease agreements	$ 33,467,153	$ 32,751,210	$ 12,924,330
Royalties under Peters Lease fee	687,029	576,428	305,407
Interest	4,144	14,233	11,932
Total revenues	34,158,326	33,341,871	13,241,669
EXPENSES
Compensation of Trustees	230,612	223,811	178,581
Corporate Trustee's administrative fees	62,500	62,500	62,500
Professional fees and expenses:
Legal	272,931	238,023	224,796
Accounting	127,320	127,485	125,009
Mining consultant and field representatives	24,953	23,512	22,908
Insurance	113,955	69,408	66,492
Annual stock exchange fee	38,000	38,000	38,000
Transfer agent's and registrar's fees	6,597	11,798	9,974
Other Trust expenses	44,126	84,140	89,747
Total expenses	920,994	878,677	818,007
NET INCOME	$ 33,237,332	$ 32,463,194	$ 12,423,662
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	13,120,010	13,120,010	13,120,010
NET INCOME PER UNIT (in dollars per unit)	$ 2.533	$ 2.474	$ 0.947